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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2008
                                                        ----------------------

Check here if Amendment          [ ];                   Amendment Number:_______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NW  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number: 28-10856
                      --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Brian Simmons
                           -----------------------------------------------------
         Title:                 Chief Compliance Officer
                           -----------------------------------------------------
         Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

       /s/Brian Simmons          Atlanta, Georgia             4/22/08
    ----------------------    ----------------------    ----------------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                              ---------------------------------

Form 13F Information Table Entry Total:            70
                                              ---------------------------------

Form 13F Information Table Value Total:        $  339,848
                                               --------------------------------
                                                           (thousands)


List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE




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                                                     FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                                 Title of             Value     SHRs or           Put/  Investment   Other
Name of Issuer                     Class   CUSIP     (x$1000) PRN Amount  SH/PRN  Call  Discretion  Managers    Sole  Shared  None
--------------                     ----    -----     -------- ----------  ------  ----  ----------  --------    ----  ------  ----

AETNA INC                           COM   2695921     5,884   139,800.00  SH      SOLE                         5,884
Ambak Financia Group                COM   2023737     1,740   302,600.00  SH      SOLE                         1,740
AMEDISYS INC                        COM   2024332     1,770   45,000.00   SH      SOLE                         1,770
AMERISOURCEBERGEN CORP              COM   2795393     5,897   143,900.00  SH      SOLE                         5,897
AMGEN INC                           COM   2023607     6,200   148,400.00  SH      SOLE                         6,200
ASTRAZENECA PLC 0SPONS- ADR         COM   2989044     6,185   162,800.00  SH      SOLE                         6,185
ATWOOD OCEANICS INC.                COM   2062440     4,265   46,500.00   SH      SOLE                         4,265
BEAZER HOMES USA INC                COM   07556Q105   442     46,800.00   SH      SOLE                         442
BRISSTOL-MYERS SQUIBB CO            COM   2126335     5,960   279,800.00  SH      SOLE                         5,960
CARDINAL HEALTH INC.                COM   2175672     5,970   113,700.00  SH      SOLE                         5,970
CEPHALON INC                        COM   2185143     6,124   95,100.00   SH      SOLE                         6,124
CIA SANEAMENTO BASICO DE-ADR        COM   2945927     2,376   53,600.00   SH      SOLE                         2,376
Citigroup Inc                       COM   2297907     6,929   323,500.00  SH      SOLE                         6,929
Comerica Inc                        COM   2212870     7,297   208,000.00  SH      SOLE                         7,297
Conseco Inc                         COM   2657750     2,691   263,800.00  SH      SOLE                         2,691
COUNTRYWIDE FINANCIAL CORP          COM   2229676     3,917   712,200.00  SH      SOLE                         3,917
COVENTRY HEALTH CARE INC            COM   2232696     5,746   142,400.00  SH      SOLE                         5,746
CUMMINS INC                         COM   2240202     5,740   122,600.00  SH      SOLE                         5,740
CYPRESS SEMICONDUCTOR CORP          COM   2244549     6,257   265,000.00  SH      SOLE                         6,257
EMC CORP/MASS                       COM   2295172     5,277   368,000.00  SH      SOLE                         5,277
EMPRESA BRASILEIRA DE AE-ADR        COM   2611916     2,584   65,400.00   SH      SOLE                         2,584
ENERGIZER HOLDINGS INC              COM   2569297     5,682   62,800.00   SH      SOLE                         5,682
EXCEL MARITIME CARRIERS LTD         COM   2255615     3,546   120,822.00  SH      SOLE                         3,546
Fannie Mae                          COM   2333889     7,517   285,600.00  SH      SOLE                         7,517
Fifth Third Bancorp                 COM   2336747     7,659   366,100.00  SH      SOLE                         7,659
First Horizon National Corp         COM   2341484     3,452   246,400.00  SH      SOLE                         3,452
FOREST LABORATORIES INC             COM   2346508     6,126   153,100.00  SH      SOLE                         6,126
Freddie Mac                         COM   2334150     7,788   307,600.00  SH      SOLE                         7,788
FRESH DEL MONTE PRODUCE INC         COM   2118707     6,512   178,900.00  SH      SOLE                         6,512
GENERAL ELECTRIC CO                 COM   2380498     2,739   74,000.00   SH      SOLE                         2,739
GLAXOSMITHKLINE PLC - SPON ADR      COM   2374112     6,072   143,100.00  SH      SOLE                         6,072
GOOGLE INC-CL A                     COM   B020QX2     4,933   11,200.00   SH      SOLE                         4,933
GRAFTECH INTERNATIONAL LTD          COM   2906719     1,824   112,500.00  SH      SOLE                         1,824
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
                                                     FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                                 Title of             Value     SHRs or           Put/  Investment   Other
Name of Issuer                     Class   CUSIP     (x$1000) PRN Amount  SH/PRN  Call  Discretion  Managers    Sole  Shared  None
--------------                     ----    -----     -------- ----------  ------  ----  ----------  --------    ----  ------  ----

HEALTH NET INC                      COM   2418623     5,929   192,500.00  SH      SOLE                         5,929
HUMANA INC                          COM   2445063     7,761   173,000.00  SH      SOLE                         7,761
Huntington Bancshares Ince          COM   2445966     3,752   349,000.00  SH      SOLE                         3,752
ITT EDUCATIONAL SERVICES INC        COM   2452375     3,151   68,600.00   SH      SOLE                         3,151
KEYCORP                             COM   2490911     7,349   334,800.00  SH      SOLE                         7,349
MARSHALL & ILSLEY CORP              COM   B28V183     8,375   361,003.00  SH      SOLE                         8,375
MBIA INC                            COM   2547044     2,191   179,300.00  SH      SOLE                         2,191
MCKESSON CORP                       COM   2378534     5,735   109,500.00  SH      SOLE                         5,735
MERCK & CO INC                      COM   2578312     4,793   126,300.00  SH      SOLE                         4,793
MERRILL LYNCH & CO INC              COM   2580986     6,384   156,700.00  SH      SOLE                         6,384
MGIC INVESTMENT CORP                COM   2548616     1,796   170,600.00  SH      SOLE                         1,796
Microsoft Corporation               COM   594918104   5,846   206,000.00  SH      SOLE                         5,846
Mobile Telesystems-sp               COM   607409109   4,369   57,600.00   SH      SOLE                         4,369
MUELLER WATER PRODUCTS INC-A        COM   B15RZR4     2,683   328,000.00  SH      SOLE                         2,683
NALCO HOLDING CO                    COM   B03Q9G3     2,610   123,400.00  SH      SOLE                         2,610
NATIONAL CITY CORP                  COM   2625047     2,208   221,900.00  SH      SOLE                         2,208
NII HOLDINGS INC                    COM   2090485     6,261   197,000.00  SH      SOLE                         6,261
NOBLE CORP.                         COM   G65422100   4,515   90,900.00   SH      SOLE                         4,515
NOVARTIS AG-ADR                     COM   2620105     9,334   182,200.00  SH      SOLE                         9,334
ORACLE CORP                         COM   2661568     4,309   220,300.00  SH      SOLE                         4,309
PENTAIR INC                         COM   2681588     2,565   80,400.00   SH      SOLE                         2,565
Pfizer Inc.                         COM   717081103   6,091   291,000.00  SH      SOLE                         6,091
QUEST DIAGNOSTICS                   COM   2702791     6,012   132,800.00  SH      SOLE                         6,012
RADIAN GROUP INC                    COM   2173911     2,016   306,900.00  SH      SOLE                         2,016
REGIONS FINANCIAL CORP              COM   B01R311     7,167   362,900.00  SH      SOLE                         7,167
Reinsurance Group of America        COM   759351109   5,041   92,600.00   SH      SOLE                         5,041
SCHERLING-PLOUGH CORP               COM   806605101   4,306   298,800.00  SH      SOLE                         4,306
SLM CORP                            COM   2101967     3,974   258,900.00  SH      SOLE                         3,974
TRANSOCEAN INC                      COM   B29LKF2     3,694   27,321.00   SH      SOLE                         3,694
UMPQUA HOLDINGS CORP                COM   2484389     5,308   342,238.00  SH      SOLE                         5,308
UNITED COMMUNITY BANKS/GA           COM   2862156     4,675   275,300.00  SH      SOLE                         4,675
UnitedHealth Group Incorporated     COM   91324P102   5,803   168,900.00  SH      SOLE                         5,803
WACHOVIA CORP                       COM   2341860     6,380   236,300.00  SH      SOLE                         6,380
WASHINGTON MUTUAL INC               COM   2942188     1,583   153,700.00  SH      SOLE                         1,583
WATTS WATER TECHNOLOGIES-A          COM   2943620     2,495   89,000.00   SH      SOLE                         2,495
WellPoint Inc.                      COM   94973V107   7,590   172,000.00  SH      SOLE                         7,590
YINGLI GREEN ENERGY HOLD-ADR        COM   B1XG391     2,697   157,700.00  SH      SOLE                         2,697
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